Fathom OpCo Class A Contingently Redeemable Preferred Units (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Dividends	$ 0
Class A Preferred Units [Member]
Temporary Equity [Line Items]
Temporary equity, par value (in dollars per share)	$ 100
Temporary equity accumulated preferred return percentage	8.00%
Payments of dividends		$ 0	$ 0